Subsequent Events (unaudited)	3 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011
Subsequent Events [Text Block]
 (16)  SUBSEQUENT EVENTS

Our insurance policies provide for $25,000,000 of flood coverage for property and casualty damages and business interruption. Our total claims exceeded this amount. During our first quarter of 2012, we received an initial insurance payment of $9,000,000. Subsequent to our first quarter of 2012, we received a final insurance payment of $16,000,000. There are no restrictions on the insurance proceeds received. We plan to use the proceeds to repair and restore our Thailand facility and replace equipment.

We evaluated subsequent events after the balance sheet date through the date the consolidated financial statements were issued. We did not identify any additional material events or transactions occurring during this subsequent event reporting period that required further recognition or disclosure in these consolidated financial statements.

13.   Subsequent Events (unaudited)

Subsequent to our 2011 year-end, severe flooding in Thailand required us to suspend assembly operations at our Thailand manufacturing facility in the second week of October 2011. During our fourth quarter 2011, approximately 1/3 of our sales originated out of our Thailand assembly facility. By the end of that quarter, our Thailand operations had an assembly capacity of four to five million parts per week. Based on the information we currently have, although we expect it will take multiple quarters, we intend to fully resume operations in Thailand, restore our operation to its previous assembly capacity and work with third parties to mitigate the impact that future flooding could have on our operations.

The floodwaters have recently receded and we have started to assess the damage to our operations and the financial impact of our recovery effort and insurance proceeds. At the time our Thailand facility flooded, it had a book value of approximately $12,000,000, our manufacturing and office equipment in Thailand had book value of approximately $4,000,000, and we had approximately $11,000,000 of inventories in Thailand, including inventory hubs at off-site locations in Thailand. The replacement value of our manufacturing equipment is higher than the recorded book values. In the first quarter of 2012, we expect to record impairment charges estimated at between $10,000,000 to $20,000,000 related to facility equipment and fixtures, manufacturing equipment and tooling and inventories that were damaged due to the floodwater.

        In 2012, we estimate we will spend $25,000,000 to $35,000,000 (excluding any reimbursements from insurance coverage) related to our Thailand operation (including Thailand facility equipment and restoration expenses, manufacturing equipment and tooling and other expenses), and expenses associated with the higher cost of our U.S. manufacturing. All of these estimates are based on our preliminary damage assessment and it is reasonably possible that the estimate will change in the near term and the effect of the change could be material. Our insurance policies provides for $25,000,000 of flood coverage for property and casualty damages and business interruption. We currently expect that our claims will exceed this amount. Subsequent to year-end, we received an initial insurance payment of $9,000,000. The timing of our cash flows for flood-related expenditures and insurance proceeds is uncertain at this time. However, we have modeled various scenarios and we believe we have sufficient cash to manage through the recovery.

We are leveraging our U.S. assembly operations to offset the temporary loss of capacity in Thailand. This will result in our retaining approximately 120 employees in our Hutchinson, Minnesota manufacturing facility that we previously expected to terminate and that were included in our expected 2011 severance charges. This will result in a reduction of approximately $750,000 in our severance expense during our 2011 first quarter ending December 25, 2011.

Our available assembly capacity and vertically integrated components operations in the U.S. are enabling us to meet current levels of customer demand and should provide us with the flexibility to respond to increases in demand as the supply chain recovers. In this uncertain environment, we estimate our first quarter suspension assembly shipments will be 80 million to 100 million. As the industry and the supply chain recover, inventories will likely need to be replenished and we expect suspension assembly demand to recover.

The suspension of production in our Thailand facility subsequent to our fiscal 2011 year-end triggered an event of default provision related to business interruptions under the revolving credit and security agreement with PNC Bank, and we have obtained a waiver of the event of default. We currently have no borrowings drawn under the credit agreement and the event of default did not trigger any cross-default provisions in our other financing arrangements. Due to the expected material negative impact of the Thailand flooding on our results of operations, we also may be out of compliance with one financial covenant in the credit agreement at the end of our 2012 first quarter. If necessary, we intend to negotiate a waiver of any noncompliance or an amendment of the financial covenant specific to the applicable period.

We evaluated subsequent events after the balance sheet date through the date the consolidated financial statements were issued. We did not identify any additional material events or transactions occurring during this subsequent event reporting period that required further recognition or disclosure in these consolidated financial statements.